Offerings - Offering: 1	May 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,400,000
Proposed Maximum Offering Price per Unit	107.62
Maximum Aggregate Offering Price	$ 150,668,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,067.27
Offering Note	In addition to the number of shares of Common Stock stated above, this Registration Statement covers an indeterminate number of options and other rights to acquire Common Stock, to be granted pursuant to the Plan. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers shares issued pursuant to certain anti-dilution provisions as set forth in the Plan, including, without limitation, shares issued as a result of any stock split, stock dividend, recapitalization or any other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of shares of the Registrant's outstanding Common Stock. Represents 1,400,000 shares of Common Stock initially reserved for issuance under the Plan. The fee calculation is estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $107.62 per share, which represents the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on April 30, 2025.